Income taxes - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Operating Loss Carryforwards [Line Items]
Cash taxes paid	$ 1
Federal
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards indefinitely	21
State
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	31
Foreign
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards indefinitely	$ 8